T. ROWE PRICE Value Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 7.9%
Entertainment 1.7%
Live Nation Entertainment (1) 659,934 55,863
Walt Disney (1) 2,780,928 513,137
569,000
Interactive Media & Services 5.7%
Alphabet, Class C (1) 847,500 1,753,164
Facebook, Class A (1) 632,100 186,172
1,939,336
Media 0.5%
Charter Communications, Class A (1) 109,900 67,811
Comcast, Class A  2,162,300 117,002
184,813
Total Communication Services 2,693,149
CONSUMER DISCRETIONARY 6.8%
Automobiles 1.3%
General Motors  7,451,494 428,163
428,163
Hotels, Restaurants & Leisure 3.1%
Hilton Worldwide Holdings (1) 1,563,529 189,062
Marriott International, Class A (1) 794,121 117,617
McDonald's  590,500 132,355
Starbucks  1,953,557 213,465
Vail Resorts  59,100 17,237
Yum! Brands  3,637,586 393,514
1,063,250
Specialty Retail 2.4%
AutoZone (1) 54,400 76,394
Home Depot  842,200 257,082
L Brands (1) 1,349,570 83,484
Lowe's  506,200 96,269
Ross Stores  764,157 91,630
TJX  3,053,519 201,990
806,849
Total Consumer Discretionary 2,298,262
CONSUMER STAPLES 1.9%
Food & Staples Retailing 0.5%
Walgreens Boots Alliance  778,800 42,756

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
Walmart  988,800 134,309
177,065
Food Products 0.8%
Darling Ingredients (1) 2,547,423 187,439
Mondelez International, Class A  1,298,220 75,985
263,424
Household Products 0.6%
Procter & Gamble  1,497,300 202,779
202,779
Total Consumer Staples 643,268
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
ConocoPhillips  725,700 38,440
Devon Energy  5,285,950 115,498
EOG Resources  741,800 53,803
Total Energy 207,741
FINANCIALS 21.0%
Banks 6.5%
Bank of America  16,838,001 651,462
Citizens Financial Group  2,379,483 105,054
JPMorgan Chase  3,597,900 547,708
PNC Financial Services Group  1,129,149 198,064
Truist Financial  984,600 57,422
Wells Fargo  16,700,120 652,474
2,212,184
Capital Markets 6.7%
Charles Schwab  7,877,991 513,487
Goldman Sachs Group  1,104,059 361,027
Morgan Stanley  18,046,994 1,401,530
2,276,044
Consumer Finance 0.0%
American Express  44,700 6,323
6,323
Diversified Financial Services 1.4%
Equitable Holdings  14,954,805 487,826
487,826
Insurance 6.4%
American International Group  13,858,182 640,387
Chubb  1,764,586 278,752
Hartford Financial Services Group  4,994,941 333,612
Loews  664,125 34,056

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
Marsh & McLennan  1,098,793 133,833
MetLife  8,817,363 536,008
Principal Financial Group  537,558 32,232
Travelers  1,213,600 182,525
2,171,405
Total Financials 7,153,782
HEALTH CARE 11.9%
Biotechnology 0.7%
AbbVie  2,309,859 249,973
249,973
Health Care Equipment & Supplies 4.1%
Abbott Laboratories  1,394,800 167,153
Danaher  2,621,985 590,156
Medtronic  3,365,122 397,522
Stryker  1,049,300 255,589
1,410,420
Health Care Providers & Services 3.2%
Anthem  962,921 345,640
Centene (1) 462,408 29,552
HCA Healthcare  2,318,889 436,740
UnitedHealth Group  750,500 279,239
1,091,171
Life Sciences Tools & Services 2.3%
Agilent Technologies  2,263,017 287,720
Thermo Fisher Scientific  1,111,446 507,242
794,962
Pharmaceuticals 1.6%
AstraZeneca, ADR  545,600 27,127
Bausch Health (1) 2,650,009 84,111
Elanco Animal Health (1) 5,230,034 154,025
Eli Lilly  1,179,100 220,280
Merck  802,300 61,849
547,392
Total Health Care 4,093,918
INDUSTRIALS & BUSINESS SERVICES 16.4%
Air Freight & Logistics 1.6%
FedEx  1,017,989 289,150
United Parcel Service, Class B  1,427,321 242,630
531,780

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
Airlines 0.8%
Southwest Airlines  4,254,344 259,770
259,770
Building Products 0.5%
Johnson Controls International  2,621,154 156,404
156,404
Electrical Equipment 0.8%
Hubbell  1,045,577 195,408
Schneider Electric (EUR)  579,500 88,278
283,686
Industrial Conglomerates 5.1%
General Electric  92,680,865 1,216,900
Honeywell International  2,382,879 517,251
1,734,151
Machinery 3.7%
Caterpillar  3,036,315 704,030
Deere  1,406,900 526,378
Fortive  383,400 27,083
1,257,491
Professional Services 1.1%
Jacobs Engineering Group  2,813,615 363,716
363,716
Road & Rail 1.8%
CSX  483,300 46,600
Norfolk Southern  1,613,004 433,124
Union Pacific  621,000 136,874
616,598
Trading Companies & Distributors 1.0%
United Rentals (1) 1,085,300 357,400
357,400
Total Industrials & Business Services 5,560,996
INFORMATION TECHNOLOGY 15.1%
Electronic Equipment, Instruments & Components 0.0%
Keysight Technologies (1) 37,971 5,445
5,445
IT Services 1.6%
Fiserv (1) 1,983,402 236,104
Visa, Class A  1,472,900 311,857
547,961

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
Semiconductors & Semiconductor Equipment 10.0%
Analog Devices  1,827,100 283,347
Applied Materials  6,264,120 836,887
ASML Holding  498,978 308,049
Broadcom  901,326 417,909
Intel  1,592,600 101,926
KLA  414,416 136,923
Microchip Technology  557,500 86,535
Micron Technology (1) 2,816,080 248,406
NXP Semiconductors  2,066,936 416,157
QUALCOMM  3,204,217 424,847
Texas Instruments  689,043 130,222
Xilinx  160,700 19,911
3,411,119
Software 3.5%
Citrix Systems  45,308 6,359
Microsoft  4,862,966 1,146,542
salesforce.com (1) 173,100 36,675
Synopsys (1) 50,361 12,478
1,202,054
Total Information Technology 5,166,579
MATERIALS 8.8%
Chemicals 3.1%
International Flavors & Fragrances  994,976 138,909
Linde  2,074,900 581,262
PPG Industries  1,769,553 265,893
Sherwin-Williams  119,700 88,340
1,074,404
Containers & Packaging 5.3%
Avery Dennison  810,181 148,790
Ball  892,833 75,658
International Paper  10,073,178 544,657
Packaging Corp. of America  3,149,468 423,540
Westrock  12,172,674 633,588
1,826,233
Metals & Mining 0.4%
Freeport-McMoRan (1) 2,112,848 69,576
Southern Copper  100,377 6,813
Teck Resources, Class B  2,767,000 53,071
129,460
Total Materials 3,030,097

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
REAL ESTATE 3.5%
Equity Real Estate Investment Trusts 3.5%
Equinix, REIT  88,600 60,212
Prologis, REIT  5,655,731 599,507
Welltower, REIT  2,856,537 204,614
Weyerhaeuser, REIT  8,958,109 318,909
Total Real Estate 1,183,242
UTILITIES 5.7%
Electric Utilities 2.5%
Evergy  1,791,000 106,618
FirstEnergy  681,300 23,634
NextEra Energy  3,696,811 279,516
Southern  6,955,993 432,385
Xcel Energy  374,900 24,935
867,088
Independent Power & Renewable Electricity Producers 0.3%
AES  3,765,027 100,941
100,941
Multi-Utilities 2.9%
Ameren  1,166,829 94,933
Dominion Energy  620,501 47,133
DTE Energy  290,800 38,717
Public Service Enterprise Group  3,857,576 232,265
Sempra Energy  4,003,499 530,784
WEC Energy Group  513,085 48,020
991,852
Total Utilities 1,959,881
Total Common Stocks (Cost $24,221,757) 33,990,915
CONVERTIBLE PREFERRED STOCKS 0.4%
COMMUNICATION SERVICES 0.1%
Media 0.1%
ViacomCBS, Series A, 5.75%, 4/1/24  153,291 10,388
Total Communication Services 10,388
UTILITIES 0.3%
Electric Utilities 0.1%
Southern, Series A, 6.75%, 8/1/22  808,116 41,004
41,004

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
Independent Power & Renewable Electricity Producers 0.2%
AES, 6.875%, 2/15/24  758,881 78,139
78,139
Total Utilities 119,143
Total Convertible Preferred Stocks (Cost $126,921) 129,531
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.04% (2)(3) 63,429,891 63,430
Total Short-Term Investments (Cost $63,430) 63,430
Total Investments in Securities 100.2%
(Cost $24,412,108) $ 34,183,876
Other Assets Less Liabilities (0.2)% (57,324)
Net Assets 100.0% $ 34,126,552
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 10
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 10+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 73,408  ¤  ¤ $ 63,430
T. Rowe Price Short-Term Fund,
0.08% 123,001  ¤  ¤ —
Total $ 63,430^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $63,430.

T. ROWE PRICE Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Value Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F107-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 33,902,637 $ 88,278 $ — $ 33,990,915
Convertible Preferred Stocks — 129,531 — 129,531
Short-Term Investments 63,430 — — 63,430
Total $ 33,966,067 $ 217,809 $ — $ 34,183,876